Expense Example {- Franklin Fixed Income Portfolio Fund} - Franklin Portfolio Fund -03 - Franklin Fixed Income Portfolio Fund - Franklin Fixed Income Portfolio Fund	Aug. 01, 2021 USD ($)
Expense Example:
1 year	$ 59
3 years	6,496
5 years	8,155
10 years	$ 8,712